Investments in Associates - Summary of Movements of Financial Instruments (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Beginning of period	₽ 341	₽ 321	₽ 293
Share of profit (loss)	(7)	20	28
End of period	334	341	321
TPTU (Mining segment) [member]
Disclosure of associates [line items]
Beginning of period	219	208	189
Share of profit (loss)	(5)	11	19
End of period	214	219	208
TRMZ (Mining segment) [member]
Disclosure of associates [line items]
Beginning of period	122	113	104
Share of profit (loss)	(2)	9	9
End of period	₽ 120	₽ 122	₽ 113